Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001953021
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42370
Entity Registrant Name	MEGA MATRIX INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 21, 88 Market Street
Entity Address, Address Line Two	CapitaSpring
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048948
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	MPU
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (“Amendment No. 1”) amends our annual report for the fiscal year ended December 31, 2025, originally filed with the Securities and Exchange Commission (“SEC”) on April 16, 2026 (the “Original Filing”). Amendment No. 1 is being filed solely to correct a typographical error from “$101.6 million” to “$1.02 million” in the Original Filing under “Item 6 – B. Compensation.” Accordingly, the Company is restating in its entirety Item 6 – B. Compensation in this Amendment No. 1.This Amendment No. 1 continues to speak as of the date of the Original Filing, and no attempt has been made in this Amendment No. 1 to modify or update disclosures in the Original Filing except as noted above. This Amendment No. 1 does not reflect events occurring after the Original Filing, and information not affected by the amendment remains unchanged and reflects the disclosure made at the time of the Original Filing except as noted above. In particular, any forward-looking statements included in this Amendment No. 1 represent management’s view as of the filing date of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with any documents incorporated by reference therein and our filings made with the SEC subsequent to the Original Filing, including any amendments to those filings.Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), the Company is also filing or furnishing the certifications required under Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	61,926,888
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,809,977
Class C Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,123,723
Business Contact
Document Information Line Items
Entity Address, Address Line One	Level 21, 88 Market Street
Entity Address, Address Line Two	CapitaSpring
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048948
Contact Personnel Name	Yucheng Hu
City Area Code	(650)
Local Phone Number	340-1888
Contact Personnel Email Address	yucheng.hu@megamatrix.io